Nature of Business and Summary of Significant Accounting Policies (Details) - BCP QUALTEK HOLDCO, LLC $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021 USD ($) segment	Oct. 03, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Number of reportable segments | segment	2		2
Factoring related interest expense			$ 1,800	$ 1,700
Deferred financing costs	$ 3,201	$ 2,308	$ 3,090	$ 2,269
Point in time
Percentage of revenue on consolidated revenue			35.00%	32.00%
Minimum
Property plant and equipment, Estimated useful lives			3
Finite lived intangible asset, Useful life			2 years
Maximum
Property plant and equipment, Estimated useful lives			7 years
Finite lived intangible asset, Useful life			15 years